UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (52.2%)(a)
			Shares	Value

Basic materials (1.5%)

Adecoagro SA (Argentina)(NON)			1,257	$14,342

Akzo Nobel NV (Netherlands)			742	50,253

Albemarle Corp.			212	18,124

Asahi Kasei Corp. (Japan)			5,000	39,840

BASF SE (Germany)			1,960	167,576

BHP Billiton, Ltd. (Australia)			2,893	50,049

Boliden AB (Sweden)			2,253	52,945

Cabot Corp.			900	47,169

Celanese Corp. Ser. A			2,300	153,088

CIMIC Group, Ltd. (Australia)			303	6,700

Compagnie De Saint-Gobain (France)			216	9,334

Covestro AG (Germany)			539	31,867

CRH PLC (Ireland)			306	10,232

Daicel Corp. (Japan)			1,200	15,213

Dow Chemical Co. (The)			321	16,637

Ems-Chemie Holding AG (Switzerland)			46	24,693

Evonik Industries AG (Germany)			1,800	60,853

Fortescue Metals Group, Ltd. (Australia)			5,452	20,772

Glencore PLC (United Kingdom)(NON)			2,416	6,643

Graphic Packaging Holding Co.			8,400	117,516

Hitachi Chemical Co., Ltd. (Japan)			1,300	29,796

Hitachi Metals, Ltd. (Japan)			600	7,333

JFE Holdings, Inc. (Japan)			1,500	21,871

Kumagai Gumi Co., Ltd. (Japan)			12,000	31,020

Kuraray Co., Ltd. (Japan)			1,800	26,717

LafargeHolcim, Ltd. (Switzerland)			456	24,642

LANXESS AG (Germany)			167	10,374

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,500	21,450

Mitsubishi Materials Corp. (Japan)			400	10,932

Monsanto Co.			165	16,863

Newcrest Mining, Ltd. (Australia)(NON)			371	6,163

Newmont Mining Corp.			11,800	463,622

Nippon Steel & Sumitomo Metal Corp. (Japan)			400	8,214

Northern Star Resources, Ltd. (Australia)			2,990	10,414

Reliance Steel & Aluminum Co.			1,600	115,248

Rio Tinto PLC (United Kingdom)			418	13,948

Salmar ASA (Norway)			398	12,147

Sika AG (Switzerland)			6	29,176

Skanska AB (Sweden)			2,821	65,865

Sociedad Quimica y Minera de Chile SA ADR (Chile)			314	8,447

Steel Dynamics, Inc.			3,300	82,467

Stora Enso OYJ Class R (Finland)			4,954	43,992

Taisei Corp. (Japan)			3,000	22,459

UPM-Kymmene OYJ (Finland)			2,520	53,220

voestalpine AG (Austria)			625	21,624

W.R. Grace & Co.			1,000	73,800

Yara International ASA (Norway)			1,773	58,903

				2,204,553
Capital goods (3.3%)

ACS Actividades de Construccion y Servicios SA (Spain)			2,029	61,313

Airbus Group SE (France)			706	42,700

Allegion PLC (Ireland)			1,800	124,038

Allison Transmission Holdings, Inc.			11,800	338,424

AO Smith Corp.			1,200	118,548

Berry Plastics Group, Inc.(NON)			2,300	100,855

BWX Technologies, Inc.			2,400	92,088

Carlisle Cos., Inc.			900	92,313

Crane Co.			600	37,806

Crown Holdings, Inc.(NON)			9,700	553,773

Fluor Corp.			1,800	92,376

Honeywell International, Inc.			2,600	303,134

Ingersoll-Rand PLC			4,100	278,554

Jacobs Engineering Group, Inc.(NON)			1,600	82,752

Johnson Controls International PLC			497	23,125

KBR, Inc.			2,700	40,851

KION Group AG (Germany)			224	14,499

Komatsu, Ltd. (Japan)			400	9,166

Kone OYJ Class B (Finland)			222	11,265

Kyudenko Corp. (Japan)			700	25,631

Leoni AG (Germany)			224	8,158

Mitsubishi Electric Corp. (Japan)			4,000	51,210

Mobileye NV (Israel)(NON)			446	18,986

Northrop Grumman Corp.			2,700	577,665

NSK, Ltd. (Japan)			3,300	33,865

OSRAM Licht AG (Germany)			720	42,268

Quanta Services, Inc.(NON)			9,200	257,508

Raytheon Co.			4,400	598,972

Rexel SA (France)			748	11,465

Schindler Holding AG (Switzerland)			99	18,567

Sumitomo Heavy Industries, Ltd. (Japan)			2,000	9,855

Sweco AB Class B (Sweden)			517	10,655

Thales SA (France)			665	61,249

Vinci SA (France)			2,185	167,202

Waste Management, Inc.			5,300	337,928

Xinyi Glass Holdings, Ltd. (Hong Kong)			8,000	7,297

Xylem, Inc.			2,800	146,860

				4,802,921
Communication services (1.9%)

ACC Claims Holding, LLC Class A (Units)(F)			45,210	271

BCE, Inc. (Canada)			235	10,853

BT Group PLC (United Kingdom)			9,537	48,092

Cellnex Telecom, SA 144A (Spain)			1,319	23,855

Com Hem Holding AB (Sweden)			3,673	33,952

Eutelsat Communications SA (France)			435	9,006

Juniper Networks, Inc.			20,300	488,418

KDDI Corp. (Japan)			2,100	64,622

Liberty Global PLC Ser. C (United Kingdom)(NON)			300	9,912

NICE, Ltd. (Israel)			336	22,502

Nippon Telegraph & Telephone Corp. (Japan)			3,700	168,980

NTT DoCoMo, Inc. (Japan)			3,000	76,063

Orange SA (France)			2,933	45,896

PCCW, Ltd. (Hong Kong)			33,000	20,284

Safaricom, Ltd. (Kenya)			53,797	10,568

SFR Group SA (France)			700	20,610

Sky PLC (United Kingdom)			1,392	16,130

Spark New Zealand, Ltd. (New Zealand)			5,418	14,247

Telecom Italia SpA RSP (Italy)			36,049	24,459

Telenor ASA (Norway)			2,124	36,425

Telstra Corp., Ltd. (Australia)			19,521	77,531

Verizon Communications, Inc.			28,821	1,498,116

Vodafone Group PLC (United Kingdom)			24,691	70,967

				2,791,759
Conglomerates (0.2%)

Mitsubishi Corp. (Japan)			900	20,458

Orkla ASA (Norway)			4,174	43,126

Siemens AG (Germany)			1,579	184,827

				248,411
Consumer cyclicals (8.3%)

Amazon.com, Inc.(NON)			1,728	1,446,872

Aristocrat Leisure, Ltd. (Australia)			2,974	36,077

Basso Industry Corp. (Taiwan)			7,000	22,332

Berkeley Group Holdings PLC (The) (United Kingdom)			429	14,346

Boral, Ltd. (Australia)			5,120	26,539

Brambles, Ltd. (Australia)			7,312	67,235

Carter's, Inc.			3,300	286,143

Christian Dior SE (France)			328	58,788

Cie Generale des Etablissements Michelin (France)			281	31,080

Clorox Co. (The)			3,000	375,540

Compass Group PLC (United Kingdom)			8,496	164,631

Continental AG (Germany)			93	19,552

Cox & Kings, Ltd. (India)(NON)			5,772	19,229

Criteo SA ADR (France)(NON)			473	16,607

Dai Nippon Printing Co., Ltd. (Japan)			9,000	88,197

Daito Trust Construction Co., Ltd. (Japan)			200	31,963

Dalata Hotel Group PLC (Ireland)(NON)			8,477	39,043

Discovery Communications, Inc. Class A(NON)(S)			28,800	775,296

Electrolux AB Ser. B (Sweden)			1,532	38,413

Euronet Worldwide, Inc.(NON)			1,000	81,830

Experian PLC (United Kingdom)			1,375	27,517

Fiat Chrysler Automobiles NV (Italy)			12,241	77,693

Flight Centre Travel Group, Ltd. (Australia)(S)			1,212	33,946

Fuji Heavy Industries, Ltd. (Japan)			1,100	41,310

Global Mediacom Tbk PT (Indonesia)			237,200	16,223

Global Payments, Inc.			700	53,732

Hakuhodo DY Holdings, Inc. (Japan)			1,000	11,677

Harvey Norman Holdings, Ltd. (Australia)			16,858	67,285

Hino Motors, Ltd. (Japan)			1,300	13,918

Home Depot, Inc. (The)			8,200	1,055,176

Howard Hughes Corp. (The)(NON)			300	34,350

Hyatt Hotels Corp. Class A(NON)(S)			800	39,376

Industrivarden AB Class A (Sweden)			1,960	39,046

International Game Technology PLC			2,400	58,512

Interpublic Group of Cos., Inc. (The)			11,100	248,085

ITV PLC (United Kingdom)			8,545	20,734

John Wiley & Sons, Inc. Class A			600	30,966

KAR Auction Services, Inc.			4,500	194,220

Kia Motors Corp. (South Korea)			841	32,327

Kimberly-Clark Corp.			3,600	454,104

Kingfisher PLC (United Kingdom)			23,171	113,195

Lagardere SCA (France)			607	15,455

Lear Corp.			2,100	254,562

Liberty Interactive Corp. Class A(NON)			3,300	66,033

Liberty SiriusXM Group Class A(NON)			3,600	122,328

Lowe's Cos., Inc.			10,300	743,763

Madison Square Garden Co. (The) Class A(NON)			200	33,882

Marks & Spencer Group PLC (United Kingdom)			8,295	35,598

Masco Corp.			13,800	473,478

Matahari Department Store Tbk PT (Indonesia)			9,300	13,202

Mazda Motor Corp. (Japan)			2,700	41,483

Namco Bandai Holdings, Inc. (Japan)			800	24,467

News Corp. Class A			9,900	138,402

Nippon Television Holdings, Inc. (Japan)			1,300	22,003

Nissan Motor Co., Ltd. (Japan)			3,800	37,212

Owens Corning			3,000	160,170

Panasonic Corp. (Japan)			1,900	19,011

Pandora A/S (Denmark)			52	6,284

Pearson PLC (United Kingdom)			3,341	32,608

Peugeot SA (France)(NON)			1,833	27,993

Publicis Groupe SA (France)			177	13,385

PVH Corp.			3,000	331,500

Reed Elsevier PLC (United Kingdom)			1,833	34,759

Renault SA (France)			671	55,131

RR Donnelley & Sons Co.			4,300	67,596

RTL Group SA (Belgium)			501	41,608

ServiceMaster Global Holdings, Inc.(NON)			3,200	107,776

Shimamura Co., Ltd. (Japan)			100	12,126

SJM Holdings, Ltd. (Hong Kong)			23,000	17,011

Stanley Black & Decker, Inc.			1,200	147,576

Starz Class A(NON)			4,200	130,998

Stroeer SE & Co. KGaA (Germany)			371	16,120

TABCORP Holdings, Ltd. (Australia)			3,549	13,583

Takashimaya Co., Ltd. (Japan)			2,000	16,411

Taylor Wimpey PLC (United Kingdom)			6,191	12,366

Thor Industries, Inc.			800	67,760

Toppan Printing Co., Ltd. (Japan)			5,000	45,114

Toyo Tire & Rubber Co., Ltd. (Japan)			1,000	14,102

TransUnion(NON)			1,400	48,300

TUI AG (London Exchange) (Germany)			1,090	15,498

Twenty-First Century Fox, Inc.			5,300	128,366

Urban Outfitters, Inc.(NON)			3,000	103,560

Vail Resorts, Inc.			700	109,816

Valeo SA (France)			1,291	75,311

Vantiv, Inc. Class A(NON)			3,500	196,945

Vista Outdoor, Inc.(NON)			800	31,888

Visteon Corp.			2,000	143,320

Wal-Mart de Mexico SAB de CV (Mexico)			7,709	16,877

Wal-Mart Stores, Inc.			17,300	1,247,676

William Hill PLC (United Kingdom)			5,344	21,071

Wolters Kluwer NV (Netherlands)			1,218	52,123

World Fuel Services Corp.			1,100	50,886

WPP PLC (United Kingdom)			8,658	203,568

Wynn Macau, Ltd. (China)			6,800	11,362

Yamaha Motor Co., Ltd. (Japan)			500	10,121

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			8,000	33,170

				12,215,819
Consumer staples (4.7%)

Altria Group, Inc.			15,500	980,065

Amorepacific Group (South Korea)			73	10,977

Anheuser-Busch InBev SA/NV (Belgium)			764	100,071

Ashtead Group PLC (United Kingdom)			3,723	61,333

Associated British Foods PLC (United Kingdom)			1,001	33,734

B2W Cia Digital (Brazil)(NON)			2,500	12,261

Barry Callebaut AG (Switzerland)			10	13,289

British American Tobacco PLC (United Kingdom)			2,577	164,671

Bunzl PLC (United Kingdom)			466	13,771

Coca-Cola Amatil, Ltd. (Australia)			15,570	122,367

ConAgra Foods, Inc.			700	32,977

Coty, Inc. Class A			786	18,471

Delivery Hero Holding GmbH (acquired 06/12/15, cost $15,404) (Private) (Germany)(F)(RES)(NON)			2	13,838

Diageo PLC (United Kingdom)			481	13,781

Dr. Pepper Snapple Group, Inc.			4,000	365,240

Estee Lauder Cos., Inc. (The) Class A			4,100	363,096

Heineken Holding NV (Netherlands)			292	23,414

Heineken NV (Netherlands)			190	16,714

Henkel AG & Co. KGaA (Preference) (Germany)			275	37,379

Hershey Co. (The)			3,800	363,280

Imperial Brands PLC (United Kingdom)			2,691	138,593

Ingredion, Inc.			1,200	159,672

ITOCHU Corp. (Japan)			3,300	41,339

J Sainsbury PLC (United Kingdom)			9,976	31,783

Japan Tobacco, Inc. (Japan)			1,400	57,197

Jardine Cycle & Carriage, Ltd. (Singapore)			600	18,973

JM Smucker Co. (The)			2,000	271,080

Kao Corp. (Japan)			1,800	101,387

Kerry Group PLC Class A (Ireland)			625	52,067

Koninklijke Ahold Delhaize NV (Netherlands)			7,884	179,698

McDonald's Corp.			4,800	553,728

MEIJI Holdings Co., Ltd. (Japan)			200	19,786

METRO AG (Germany)			1,073	31,930

Nestle SA (Switzerland)			1,389	109,447

Nomad Foods, Ltd. (United Kingdom)(NON)			1,781	21,051

PepsiCo, Inc.			9,200	1,000,684

Philip Morris International, Inc.			233	22,652

Pool Corp.			700	66,164

Reckitt Benckiser Group PLC (United Kingdom)			523	49,248

S Foods, Inc. (Japan)			400	10,451

Seven & i Holdings Co., Ltd. (Japan)			200	9,452

Shiseido Co., Ltd. (Japan)			200	5,289

SMS Co., Ltd. (Japan)			400	10,675

Starbucks Corp.			12,000	649,680

Sysco Corp.			6,700	328,367

Tate & Lyle PLC (United Kingdom)			1,766	17,145

Unilever NV ADR (Netherlands)			805	37,144

WH Group, Ltd. (Hong Kong)			65,000	52,579

WM Morrison Supermarkets PLC (United Kingdom)			15,268	43,122

Wolseley PLC (United Kingdom)			189	10,669

Woolworths, Ltd. (Australia)			1,248	22,295

X5 Retail Group NV GDR (Russia)(NON)			972	28,159

				6,912,235
Energy (3.1%)

BP PLC (United Kingdom)			6,897	40,228

Cenovus Energy, Inc. (Canada)			1,337	19,213

Cheniere Energy, Inc.(NON)			399	17,396

Chevron Corp.			8,500	874,820

EnCana Corp. (Canada)			1,079	11,276

EOG Resources, Inc.			162	15,667

Exxon Mobil Corp.			16,404	1,431,741

Halcon Resources Corp.(NON)			899	8,433

Idemitsu Kosan Co., Ltd. (Japan)			1,000	20,603

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	25

Milagro Oil & Gas, Inc. (Units)(F)			15	9,463

Nabors Industries, Ltd.			17,000	206,720

Neste OYJ (Finland)			461	19,648

Occidental Petroleum Corp.			1,900	138,548

OMV AG (Austria)			3,182	91,579

Patterson-UTI Energy, Inc.			5,300	118,561

Prairie Provident Resources, Inc. (Canada)(NON)			1,165	781

QEP Resources, Inc.			10,900	212,877

Repsol SA (Spain)			1,788	24,253

Rowan Cos. PLC Class A			8,800	133,408

Royal Dutch Shell PLC Class A (United Kingdom)			1,636	40,586

Royal Dutch Shell PLC Class A (United Kingdom)			888	22,115

Royal Dutch Shell PLC Class B (United Kingdom)			3,256	84,279

Schlumberger, Ltd.			7,500	589,800

Seventy Seven Energy, Inc. (Non)			661	12,460

Suncor Energy, Inc. (Canada)			758	21,042

Superior Energy Services, Inc.			8,000	143,200

Total SA (France)			4,060	192,329

Vestas Wind Systems A/S (Denmark)			1,009	83,044

Woodside Petroleum, Ltd. (Australia)			1,786	39,265

				4,623,360
Financials (9.7%)

3i Group PLC (United Kingdom)			16,178	136,404

Admiral Group PLC (United Kingdom)			750	19,919

Aegon NV (Netherlands)			3,275	12,549

AerCap Holdings NV (Ireland)(NON)			400	15,396

Aflac, Inc.			4,200	301,854

Ageas (Belgium)			941	34,318

AGNC Investment Corp.(R)			10,800	211,032

AIA Group, Ltd. (Hong Kong)			10,600	71,021

Allianz SE (Germany)			964	143,052

Allied World Assurance Co. Holdings AG			2,000	80,840

Allstate Corp. (The)			8,400	581,112

Ally Financial, Inc.			7,100	138,237

American Financial Group, Inc.			1,000	75,000

Ameriprise Financial, Inc.			3,400	339,218

Annaly Capital Management, Inc.(R)			23,300	244,650

Aspen Insurance Holdings, Ltd.			1,100	51,249

Australia & New Zealand Banking Group, Ltd. (Australia)			2,476	52,574

Aviva PLC (United Kingdom)			3,428	19,572

AXA SA (France)			4,744	100,934

Banco Macro SA ADR (Argentina)			147	11,503

Banco Santander SA (Spain)			20,339	90,180

Bank of Ireland (Ireland)(NON)			35,826	7,486

Bank of New York Mellon Corp. (The)			10,500	418,740

BNP Paribas SA (France)			2,575	132,395

Brandywine Realty Trust(R)			3,000	46,860

Broadridge Financial Solutions, Inc.			1,400	94,906

Camden Property Trust(R)			1,400	117,236

Capital One Financial Corp.			1,000	71,830

CBRE Group, Inc. Class A(NON)			3,100	86,738

Challenger, Ltd. (Australia)			7,104	55,438

Chimera Investment Corp.(R)			6,100	97,295

Chubb, Ltd.			130	16,335

Citigroup, Inc.			29,900	1,412,177

CNP Assurances (France)			2,600	43,679

Concordia Financial Group, Ltd. (Japan)(NON)			8,100	35,407

CoreLogic, Inc.(NON)			2,100	82,362

Corporate Office Properties Trust(R)			1,900	53,865

Credicorp, Ltd. (Peru)			103	15,679

Credit Suisse Group AG (Switzerland)			474	6,201

Daiwa Securities Group, Inc. (Japan)			2,000	11,263

Danske Bank A/S (Denmark)			382	11,147

DNB ASA (Norway)			543	7,111

Duke Realty Corp.(R)			2,900	79,257

E*Trade Financial Corp.(NON)			12,200	355,264

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			8,597	8,709

Equity Lifestyle Properties, Inc.(R)			1,000	77,180

Equity Residential Trust(R)			6,000	385,980

Eurazeo SA (France)			144	8,353

Euronext NV 144A (France)			313	13,356

Extra Space Storage, Inc.(R)			400	31,764

Foxtons Group PLC (United Kingdom)			6,629	8,614

Fukuoka Financial Group, Inc. (Japan)			5,000	20,769

Goodman Group (Australia)(R)			12,150	67,869

Grupo Financiero Banorte SAB de CV (Mexico)			2,226	11,686

Hartford Financial Services Group, Inc. (The)			7,500	321,150

Hibernia REIT PLC (Ireland)(R)			30,901	47,556

Highwoods Properties, Inc.(R)			1,500	78,180

HomeServe PLC (United Kingdom)			1,026	7,660

Housing Development Finance Corp., Ltd. (HDFC) (India)			1,037	21,774

HSBC Holdings PLC (United Kingdom)			11,683	87,632

Iida Group Holdings Co., Ltd. (Japan)			1,300	26,132

ING Groep NV GDR (Netherlands)			4,228	52,197

Investor AB Class B (Sweden)			3,270	119,574

Japan Hotel REIT Investment Corp (Japan)(R)			44	34,951

JPMorgan Chase & Co.			24,943	1,660,954

Kennedy-Wilson Holdings, Inc.			1,066	24,038

Kerry Properties, Ltd. (Hong Kong)			12,500	41,176

KKR & Co. LP			791	11,280

Legal & General Group PLC (United Kingdom)			2,606	7,387

Lincoln National Corp.			7,000	328,860

Link REIT (The) (Hong Kong)(R)			1,000	7,379

Lloyds Banking Group PLC (United Kingdom)			6,044	4,273

Macerich Co. (The)(R)			1,500	121,305

Macquarie Group, Ltd. (Australia)			248	15,622

Mapfre SA (Spain)			8,310	23,244

MetLife, Inc.			900	39,987

Metro Bank PLC (United Kingdom)(NON)(S)			765	27,377

MFA Financial, Inc.(R)(S)			10,200	76,296

Mid-America Apartment Communities, Inc.(R)			1,100	103,389

Mitsubishi UFJ Financial Group, Inc. (Japan)			22,200	111,946

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			16,400	75,249

Mitsui Fudosan Co., Ltd. (Japan)			2,000	42,585

Mizuho Financial Group, Inc. (Japan)			75,700	126,479

Morgan Stanley			32,700	1,048,362

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			181	33,752

Natixis SA (France)			1,535	7,154

New World Development Co., Ltd. (Hong Kong)			51,000	66,782

NN Group NV (Netherlands)			1,202	36,930

Nomura Real Estate Holdings, Inc. (Japan)			1,200	20,247

ORIX Corp. (Japan)			5,500	81,155

Partners Group Holding AG (Switzerland)			79	39,846

Permanent TSB Group Holdings PLC (Ireland)(NON)			6,555	15,132

Persimmon PLC (United Kingdom)			657	15,456

Popular, Inc. (Puerto Rico)			3,600	137,592

Prudential Financial, Inc.			2,500	204,125

Prudential PLC (United Kingdom)			2,016	35,707

Raiffeisen Bank International AG (Austria)(NON)			794	12,090

Regions Financial Corp.			20,200	199,374

Reinsurance Group of America, Inc.			900	97,146

Relo Group, Inc. (Japan)			100	16,538

Resona Holdings, Inc. (Japan)			16,200	68,129

Retail Properties of America, Inc. Class A(R)			2,500	42,000

SCOR SE (France)			375	11,656

Sekisui Chemical Co., Ltd. (Japan)			900	12,935

Senior Housing Properties Trust(R)			3,700	84,027

Skandinaviska Enskilda Banken AB (Sweden)			930	9,345

Societe Generale SA (France)			2,781	96,158

Spirit Realty Capital, Inc.(R)			2,800	37,324

Starwood Property Trust, Inc.(R)			7,600	171,152

State Bank of India (India)			5,768	21,913

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,100	138,182

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			700	22,717

Sumitomo Warehouse Co., Ltd. (The) (Japan)			1,000	5,322

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	15,240

SunTrust Banks, Inc.			5,900	258,420

Suruga Bank, Ltd. (Japan)			300	7,194

Surya Semesta Internusa Tbk PT (Indonesia)			220,900	9,425

Swedbank AB Class A (Sweden)			453	10,645

Swiss Life Holding AG (Switzerland)			245	63,425

Swiss Re AG (Switzerland)			1,468	132,445

Synchrony Financial			7,100	198,800

Two Harbors Investment Corp.(R)			8,000	68,240

UBS Group AG (Switzerland)			1,502	20,454

Unum Group			1,100	38,841

Virgin Money Holdings UK PLC (United Kingdom)			2,536	10,229

Viva Energy REIT (Australia)(NON)(R)			2,279	4,186

Voya Financial, Inc.			6,700	193,094

Weingarten Realty Investors(R)			900	35,082

Wharf Holdings, Ltd. (The) (Hong Kong)			2,000	14,654

Wheelock and Co., Ltd. (Hong Kong)			11,000	65,344

Woori Bank (South Korea)			1,446	14,980

				14,218,143
Health care (6.9%)

Actelion, Ltd. (Switzerland)			287	49,690

AIN Holdings, Inc. (Japan)			300	20,429

Alfresa Holdings Corp. (Japan)			500	10,576

Allergan PLC(NON)			756	174,114

AmerisourceBergen Corp.			9,400	759,332

Amgen, Inc.			6,200	1,034,222

Astellas Pharma, Inc. (Japan)			8,100	126,497

AstraZeneca PLC (United Kingdom)			1,807	117,201

Aurobindo Pharma, Ltd. (India)			1,663	21,433

Bayer AG (Germany)			623	62,587

Biogen, Inc.(NON)			1,000	313,030

Bruker Corp.			2,600	58,890

C.R. Bard, Inc.			2,200	493,416

Cardinal Health, Inc.			1,700	132,090

Celgene Corp.(NON)			1,800	188,154

Charles River Laboratories International, Inc.(NON)			2,000	166,680

Clinigen Group PLC (United Kingdom)			2,886	26,821

Cochlear, Ltd. (Australia)			160	17,345

Eli Lilly & Co.			2,900	232,754

Gilead Sciences, Inc.			3,900	308,568

GlaxoSmithKline PLC (United Kingdom)			9,005	191,768

Grifols SA ADR (Spain)			1,654	26,414

Hologic, Inc.(NON)			7,500	291,225

Johnson & Johnson			13,000	1,535,690

McKesson Corp.			2,500	416,875

Medipal Holdings Corp. (Japan)			2,300	39,784

Mitsubishi Tanabe Pharma Corp. (Japan)			900	19,237

Novartis AG (Switzerland)			2,466	193,929

Novo Nordisk A/S Class B (Denmark)			793	32,950

Pfizer, Inc.			26,300	890,781

Roche Holding AG (Switzerland)			701	173,897

Sanofi (France)			2,473	187,907

Shionogi & Co., Ltd. (Japan)			200	10,223

Shire PLC (United Kingdom)			1,119	72,491

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			108	11,935

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			990	45,550

UnitedHealth Group, Inc.			8,000	1,120,000

VCA, Inc.(NON)			1,500	104,970

WellCare Health Plans, Inc.(NON)			1,200	140,508

Zoetis, Inc.			4,600	239,246

				10,059,209
Technology (9.4%)

Adobe Systems, Inc.(NON)			5,700	618,678

Agilent Technologies, Inc.			9,300	437,937

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			318	33,641

Alphabet, Inc. Class A(NON)			2,591	2,083,319

Amadeus IT Holding SA Class A (Spain)			1,326	66,241

Amdocs, Ltd.			5,300	306,605

Apple, Inc.			12,304	1,390,967

Applied Materials, Inc.			24,500	738,675

AtoS SE (France)			646	69,608

Brocade Communications Systems, Inc.			15,800	145,834

Cisco Systems, Inc.			15,300	485,316

CompuGroup Medical SE (Germany)			704	32,452

Computer Sciences Corp.			7,300	381,133

CSRA, Inc.			2,800	75,320

eBay, Inc.(NON)			18,310	602,399

Facebook, Inc. Class A(NON)			6,726	862,744

Fujitsu, Ltd. (Japan)			3,000	16,195

GungHo Online Entertainment, Inc. (Japan)			9,200	22,547

HP, Inc.			26,500	411,545

Infineon Technologies AG (Germany)			772	13,772

Instructure, Inc.(NON)			475	12,051

Intuit, Inc.			1,200	132,012

L-3 Communications Holdings, Inc.			4,700	708,431

Lenovo Group, Ltd. (China)			12,000	8,013

Maxim Integrated Products, Inc.			9,200	367,356

Microsoft Corp.			33,011	1,901,434

Mixi, Inc. (Japan)			500	18,024

Motorola Solutions, Inc.			2,000	152,560

Murata Manufacturing Co., Ltd. (Japan)			400	52,174

NCR Corp.(NON)			3,500	112,665

Nexon Co., Ltd. (Japan)			1,900	29,689

Nokia OYJ (Finland)			7,719	44,648

Nuance Communications, Inc.(NON)			6,400	92,800

NVIDIA Corp.(S)			10,700	733,164

NXP Semiconductor NV(NON)			103	10,507

Oracle Corp Japan (Japan)			200	11,290

RIB Software AG (Germany)			1,184	14,577

Samsung Electronics Co., Ltd. (South Korea)			77	112,223

Sartorius AG (Preference) (Germany)			264	21,969

Semiconductor Manufacturing International Corp. (China)(NON)			86,000	9,643

ServiceNow, Inc.(NON)			194	15,355

SK Hynix, Inc. (South Korea)			778	28,474

SoftBank Corp. (Japan)			200	12,956

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			6,000	35,189

Techtronic Industries Co., Ltd. (Hong Kong)			4,000	15,687

Tencent Holdings, Ltd. (China)			1,600	44,333

Tokyo Electron, Ltd. (Japan)			200	17,649

Xerox Corp.			27,300	276,549

				13,786,350
Transportation (1.2%)

Aena SA (Spain)			104	15,340

Air Canada (Canada)(NON)			1,095	8,847

ANA Holdings, Inc. (Japan)			15,000	40,774

A. P. Moeller-Maersk A/S Class B (Denmark)			30	43,996

Aurizon Holdings, Ltd. (Australia)			6,134	22,093

Central Japan Railway Co. (Japan)			700	119,761

ComfortDelgro Corp., Ltd. (Singapore)			12,100	25,064

Delta Air Lines, Inc.			11,500	452,640

Deutsche Post AG (Germany)			4,101	128,163

easyJet PLC (United Kingdom)			477	6,226

Japan Airlines Co., Ltd. (Japan)			800	23,551

Qantas Airways, Ltd. (Australia)			8,683	20,829

Royal Mail PLC (United Kingdom)			11,611	73,668

United Parcel Service, Inc. Class B			6,600	721,776

Yangzijiang Shipbuilding Holdings, Ltd. (China)			109,400	60,560

				1,763,288
Utilities and power (2.0%)

American Electric Power Co., Inc.			2,100	134,841

Centrica PLC (United Kingdom)			4,746	14,038

China Water Affairs Group, Ltd. (China)			20,000	12,912

Chubu Electric Power Co., Inc. (Japan)			2,800	40,767

CLP Holdings, Ltd. (Hong Kong)			7,000	72,675

Concord New Energy Group, Ltd. (China)			190,000	9,978

E.ON SE (Germany)			8,061	57,175

Edison International			4,200	303,450

Endesa SA (Spain)			2,717	58,235

Enel SpA (Italy)			23,142	103,154

Entergy Corp.			11,000	844,030

Iberdrola SA (Spain)			8,736	59,392

Korea Electric Power Corp. (South Korea)			77	3,771

NiSource, Inc.			6,500	156,715

PPL Corp.			8,800	304,216

RWE AG (Germany)(NON)			1,999	34,436

SSE PLC (United Kingdom)			739	15,019

Toho Gas Co., Ltd. (Japan)			6,000	56,164

Tohoku Electric Power Co., Inc. (Japan)			2,600	33,908

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			2,300	9,947

Tokyo Gas Co., Ltd. (Japan)			4,000	17,797

UGI Corp.			9,500	429,780

Uniper SE (Germany)(NON)			806	9,874

Vectren Corp.			900	45,180

Veolia Environnement SA (France)			1,993	45,896

Westar Energy, Inc.			2,000	113,500

				2,986,850

Total common stocks (cost $69,088,130)				$76,612,898

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.8%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39			$497,786	$575,913
4.50%, TBA, 10/1/46			1,000,000	1,079,531
3.50%, TBA, 10/1/46			5,000,000	5,310,938

				6,966,382
U.S. Government Agency Mortgage Obligations (16.8%)

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 11/1/46			2,000,000	2,292,500
6.00%, TBA, 10/1/46			2,000,000	2,293,750
4.50%, TBA, 10/1/46			1,000,000	1,095,156
4.00%, TBA, 11/1/46			4,000,000	4,290,469
4.00%, TBA, 10/1/46			4,000,000	4,295,625
3.00%, TBA, 11/1/46			3,000,000	3,111,797
3.00%, TBA, 10/1/46			5,000,000	5,197,656
3.00%, TBA, 10/1/31			2,000,000	2,099,688

				24,676,641

Total U.S. government and agency mortgage obligations (cost $31,563,102)				$31,643,023

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.50%, 02/28/23(i)			$18,000	$18,165

Total U.S. treasury obligations (cost $18,165)				$18,165

CORPORATE BONDS AND NOTES (18.4%)(a)
			Principal amount	Value

Basic materials (1.2%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$20,000	$20,200

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)			40,000	41,212

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			20,000	22,243

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			10,000	9,517

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			27,000	32,670

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			10,000	10,875

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			102,000	108,388

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			20,000	21,600

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9.75%, 10/15/23			20,000	23,500

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			20,000	20,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			20,000	20,300

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			30,000	34,425

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			15,000	15,375

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			20,000	22,928

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			13,000	14,251

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			5,000	4,913

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			15,000	14,625

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			15,000	14,156

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			7,000	7,140

E.I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			95,000	101,924

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			35,000	36,923

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			35,000	31,413

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			5,000	4,625

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			14,000	14,385

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			20,000	20,725

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			30,000	34,274

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			94,000	95,786

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			64,000	62,572

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.875%, 4/16/20			20,000	19,840

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			10,000	10,500

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			25,000	25,063

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			5,000	5,200

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			20,000	20,850

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			15,000	16,500

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			20,000	22,700

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			15,000	15,000

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			50,000	58,443

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			30,000	29,718

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			15,000	15,881

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			45,000	38,971

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			6,000	5,963

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			25,000	25,688

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			10,000	10,250

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			25,000	26,508

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			20,000	20,475

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			10,000	10,625

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			45,000	49,766

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			5,000	5,313

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			62,000	73,247

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			10,000	10,725

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			9,000	10,294

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			14,000	14,910

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			5,000	5,281

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			5,000	5,250

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			5,000	5,363

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			10,000	11,800

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			18,000	18,945

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			20,000	20,950

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			3,000	3,113

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 10/1/21			5,000	5,194

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			5,000	5,750

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			5,000	5,469

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			25,000	21,063

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			5,000	4,613

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			5,000	4,563

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			15,000	15,563

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			15,000	15,450

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			3,000	3,139

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			10,000	10,725

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			10,000	8,900

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			45,000	44,900

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			35,000	47,725

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			10,000	13,483

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			38,000	40,244

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			60,000	81,231

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			20,000	21,750

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			15,000	15,825

				1,839,664
Capital goods (0.8%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			43,000	45,150

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			17,000	19,253

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24			10,000	9,950

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			15,000	15,075

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			10,000	10,300

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			10,000	10,425

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			10,000	10,150

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			5,000	5,275

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			10,000	10,350

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			10,000	10,150

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			40,000	44,100

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			20,000	19,450

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			45,000	50,175

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			5,000	5,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			130,000	136,328

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			10,000	11,188

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			8,000	8,340

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			15,000	14,213

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			60,000	63,826

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			30,000	30,699

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			55,000	73,066

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			40,000	44,627

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			30,000	31,050

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			114,000	155,832

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			30,000	34,350

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			20,000	19,750

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			27,000	30,596

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			27,000	29,075

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			20,000	20,675

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			25,000	26,156

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			15,000	15,788

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			20,000	24,420

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.127%, 7/15/21			30,000	30,450

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			15,000	16,088

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			15,000	15,750

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			5,000	5,063

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			9,000	9,203

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			25,000	27,188

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/21			20,000	21,200

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			13,000	13,683

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			10,000	10,325

United Technologies Corp. sr. unsec. unsub. notes 5.375%, 12/15/17			107,000	112,335

				1,296,067
Communication services (1.5%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			20,000	19,907

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			100,000	106,965

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			77,000	80,577

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			7,000	7,333

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6.625%, 1/31/22			13,000	13,618

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			7,000	7,315

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			15,000	15,638

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			25,000	26,625

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			5,000	5,300

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,000	5,219

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			14,000	14,560

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			4,000	4,230

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			20,000	20,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			15,000	14,963

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45			17,000	20,558

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25			8,000	8,824

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6.50%, 1/15/17			55,000	55,838

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			64,000	93,306

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			17,000	23,519

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			45,000	50,955

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			7,000	7,805

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			35,000	36,546

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			15,000	16,394

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			78,000	74,100

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			26,000	27,495

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			73,000	113,471

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			15,000	14,813

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			10,000	10,438

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			5,000	5,300

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			5,000	5,394

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			4,000	3,735

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			12,000	9,060

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			5,000	1,675

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			8,000	2,700

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			30,000	41,944

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			5,000	5,225

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/21			5,000	5,188

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			5,000	5,209

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			15,000	15,675

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			46,000	50,955

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			3,000	3,143

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			85,000	91,705

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			85,000	79,794

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			5,000	5,013

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			17,000	17,680

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			15,000	16,556

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			48,000	48,300

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			17,000	17,064

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			13,000	13,926

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			10,000	10,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			20,000	20,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			5,000	5,342

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			3,000	3,233

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			7,000	7,376

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			17,000	17,978

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			65,000	91,934

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			8,000	10,365

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			315,000	333,059

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			65,000	68,779

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			45,000	55,575

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			20,000	20,850

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			225,000	224,444

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			25,000	24,375

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			19,000	19,999

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			20,000	18,150

				2,274,787
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 5.40%, 2/15/17			129,000	131,102

				131,102
Consumer cyclicals (2.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			50,000	64,108

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			150,000	221,051

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			128,000	128,141

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			10,000	10,350

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			10,000	10,100

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			15,000	15,694

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			20,000	18,200

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			64,000	70,416

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			14,000	7,770

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			10,000	10,825

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			5,000	5,363

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			33,000	34,155

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			10,000	10,103

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			24,000	26,370

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			5,000	5,350

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			57,000	80,927

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9.125%, 5/1/19			14,000	14,665

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			13,000	13,455

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			3,000	3,075

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			4,000	4,020

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			20,000	19,775

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			29,000	30,196

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			25,000	25,031

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			10,000	9,800

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			75,000	77,431

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			5,000	5,381

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			15,000	15,919

Entercom Radio, LLC company guaranty sr. unsec. notes 10.50%, 12/1/19			20,000	20,825

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			90,000	101,484

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			25,000	26,205

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			24,000	29,644

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			25,000	40,983

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			35,000	46,294

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			40,000	57,760

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20			140,000	165,138

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			5,000	5,201

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			30,000	37,610

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			33,000	33,405

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			39,000	39,498

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			22,000	22,666

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			10,000	10,094

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			123,000	124,760

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			17,000	18,318

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			5,000	5,375

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			20,000	20,150

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	27,000	21,558

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$10,000	10,263

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			5,000	5,100

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			40,000	54,200

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			31,000	35,752

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			44,000	48,672

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			30,000	31,538

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			55,000	60,997

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			15,000	15,466

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			20,000	15,825

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			7,000	7,306

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			10,000	10,900

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			25,000	25,060

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			5,000	5,206

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			15,000	14,625

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95%, 7/2/64			65,000	67,917

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			13,000	14,999

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			7,000	7,823

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			14,000	14,578

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			15,000	15,750

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			20,000	21,475

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			7,000	7,228

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/22			5,000	5,238

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			15,000	15,825

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			20,000	19,938

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			35,000	39,200

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			5,000	5,325

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			10,000	11,275

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			15,000	16,856

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			9,000	8,955

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			20,000	18,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			25,000	19,625

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			10,000	8,350

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			15,000	15,038

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			15,000	15,675

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			20,000	21,582

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			20,000	21,202

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			85,000	89,835

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			10,000	10,500

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			7,000	7,280

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			23,000	23,748

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			14,000	14,525

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			10,000	9,975

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			10,000	10,050

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			46,000	48,243

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			20,000	23,100

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			25,000	26,250

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			24,000	24,390

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			20,000	20,550

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18			24,000	24,570

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			40,000	40,213

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			15,000	15,413

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			55,000	50,738

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			5,000	3,850

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			15,000	15,863

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			35,000	35,788

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			10,000	10,625

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			27,000	27,878

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			10,000	10,800

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			10,000	10,828

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			25,000	25,750

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			12,000	12,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			7,000	7,228

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			7,000	7,193

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/21			10,000	10,400

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			10,000	10,300

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			55,000	55,744

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			100,000	101,190

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			5,000	5,075

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			10,000	10,119

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			4,000	4,080

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			15,000	15,094

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/21			10,000	10,350

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			70,000	76,126

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			10,000	10,854

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			67,000	98,796

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			10,000	12,640

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			30,000	31,644

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			10,000	11,579

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			10,000	10,150

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			10,000	10,100

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			35,000	39,262

				3,628,689
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			30,000	31,425

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			5,000	5,200

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			2,000	2,430

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			24,000	26,789

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			95,000	99,193

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.125%, 10/1/24			5,000	5,050

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			122,000	145,153

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			83,000	89,142

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			80,000	82,552

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			47,000	46,990

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			80,000	129,140

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			60,000	61,185

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			13,000	11,343

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8.50%, 6/15/19			4,000	4,687

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42			65,000	68,916

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			20,000	19,925

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19			24,000	26,832

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			10,000	11,488

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			40,000	45,367

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			130,000	132,340

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			3,541	4,081

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			46,314	51,323

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			15,000	15,938

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			29,000	29,084

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			40,000	52,220

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			50,000	68,192

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			60,000	72,587

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			23,000	24,746

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			7,000	7,219

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			70,000	73,018

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			15,000	15,863

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			15,000	15,675

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			15,000	20,821

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			70,000	93,976

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			85,000	118,189

Landry's Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18			5,000	5,106

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			10,000	10,175

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			51,000	67,344

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			59,000	73,981

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			45,000	49,010

PepsiCo, Inc. sr. unsec. unsub. notes 7.90%, 11/1/18			58,000	65,785

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			10,000	10,300

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			12,000	12,420

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			23,000	23,460

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/1/24			10,000	10,325

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			20,000	21,583

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			5,262	2,736

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			60,000	63,403

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			5,000	5,681

				2,129,388
Energy (1.7%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			10,000	11,683

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			30,000	33,192

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			15,000	17,122

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			5,000	5,094

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			13,000	13,098

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			13,000	13,146

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			5,000	5,207

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			44,000	45,150

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 10/1/22			12,000	11,130

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			10,000	8,150

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			70,000	71,530

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			130,000	130,565

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			31,000	20,615

Callon Petroleum Co. 144A sr. unsec. notes 6.125%, 10/1/24(FWC)			5,000	5,175

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			235,000	240,493

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			5,000	5,175

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			25,000	27,019

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			5,000	4,126

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			25,000	25,344

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			17,000	17,553

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			10,000	10,375

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			130,000	129,103

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			5,000	4,575

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			20,000	19,950

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			15,000	14,400

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			10,000	9,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			10,000	7,450

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			17,000	17,808

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			10,000	9,929

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			20,000	24,776

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			37,000	26,270

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			10,000	9,830

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			10,000	10,025

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			40,000	47,436

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			15,000	15,431

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			10,000	12,405

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 3/1/21 (In default)(NON)			4,000	1,080

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			30,000	31,013

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			5,000	4,850

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)			40,000	19,400

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10.375%, 2/15/17 (Canada)(F)			20,000	1

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			5,000	4,748

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			25,000	27,334

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			10,000	7,900

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			5,000	4,081

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			55,000	60,745

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			15,000	15,506

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			35,000	36,050

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			10,000	10,025

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			85,000	50,469

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			10,000	9,550

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			30,000	28,725

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			235,000	228,538

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			45,000	43,650

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			40,000	16,796

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			25,000	21,808

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			80,000	76,400

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			80,000	81,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			23,000	22,305

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			25,000	25,313

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			10,000	9,100

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			5,000	4,600

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			65,000	66,625

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			50,000	54,344

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			43,000	1,720

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)			20,000	7,200

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			10,000	10,388

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			19,000	20,259

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)			5,000	1

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			20,000	2

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			105,000	107,139

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			17,000	17,383

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			10,000	9,400

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			5,000	5,050

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			3,000	3,030

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			15,000	15,000

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			40,000	47,854

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			10,000	10,063

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			5,000	5,006

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			4,000	520

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			5,000	1,100

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			4,000	3,400

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26			5,000	5,200

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			6,000	5,550

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			10,000	9,675

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			5,000	6,200

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			3,000	3,473

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,000	1,143

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			15,000	16,239

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			15,000	15,338

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			7,000	7,268

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			30,000	30,321

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			17,000	17,191

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			5,000	5,375

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			20,000	21,150

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			27,000	26,949

				2,477,623
Financials (5.2%)

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39			45,000	63,575

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			10,000	10,481

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			30,000	31,120

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			15,000	14,625

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			24,000	29,580

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			13,000	14,853

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			10,000	11,375

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			17,000	17,680

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			40,000	41,850

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			14,000	15,435

American Express Co. sr. unsec. notes 7.00%, 3/19/18			83,000	89,529

American Express Co. sr. unsec. notes 6.15%, 8/28/17			49,000	51,066

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			56,000	74,942

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			85,000	88,470

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			46,000	47,898

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			5,000	5,416

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			128,000	128,589

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			195,000	237,497

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2.50%, 1/11/17 (Canada)			128,000	128,450

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969%, 6/20/17			105,000	105,561

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			130,000	130,082

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			95,000	121,010

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919%, perpetual maturity (Spain)			95,000	94,763

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			22,000	23,626

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			29,000	32,618

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			140,000	140,175

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			40,000	40,297

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			65,000	72,468

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			30,000	33,338

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			55,000	57,802

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			5,000	5,359

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			13,000	13,693

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			7,000	7,149

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			10,000	10,600

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			14,000	14,963

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			13,000	13,553

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			17,000	18,063

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18			24,000	25,470

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			17,000	17,999

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			20,000	20,402

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			9,000	9,090

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			40,000	39,700

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3.375%, 1/19/17 (Netherlands)			116,000	116,785

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			5,000	5,175

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			13,000	13,065

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			25,000	30,025

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			10,000	6,300

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			32,000	35,003

E*Trade Financial Corp. sr. unsec. unsub. notes 5.375%, 11/15/22			10,000	10,660

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			10,000	10,350

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			65,000	70,072

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			15,000	14,981

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			30,000	30,675

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			20,000	19,375

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			135,000	145,776

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			261,000	292,937

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			15,000	6,713

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			170,000	192,148

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			130,000	131,437

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			24,000	30,571

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			35,000	39,765

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			70,000	73,498

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			30,000	30,988

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			5,000	5,101

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			146,000	167,938

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			5,000	4,875

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			20,000	20,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			30,000	30,150

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			17,000	16,320

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			200,000	223,693

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			4,000	4,330

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			14,000	15,558

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			49,000	49,674

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			90,000	92,475

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			90,000	90,196

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			130,000	130,744

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			30,000	30,529

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			55,000	64,350

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			25,000	27,853

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			40,000	41,168

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			5,000	5,424

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			75,000	80,956

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			98,000	99,614

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			10,000	10,850

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			30,000	30,486

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			15,000	14,700

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			45,000	64,749

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			30,000	31,313

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			30,000	25,613

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			90,000	105,022

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			15,000	15,769

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			10,000	10,525

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			105,000	105,688

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			63,000	68,930

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			65,000	62,563

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			25,000	25,219

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			30,000	33,263

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			71,000	76,325

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			25,000	25,750

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			25,000	27,549

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			130,000	131,829

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			45,000	49,048

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			125,000	125,133

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			115,000	118,118

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			140,000	139,999

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			10,000	10,154

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			10,000	10,059

Simon Property Group LP sr. unsec. unsub. notes 3.375%, 3/15/22(R)			10,000	10,626

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			118,000	118,365

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			20,000	21,950

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7.75%, 10/1/21			10,000	10,488

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.00%, 6/1/20			7,000	7,166

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			5,000	5,106

Standard Chartered Bank 144A unsec. sub. notes 8.00%, 5/30/31 (United Kingdom)			115,000	151,712

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.85%, 6/15/37			75,000	64,562

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			90,000	95,766

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			5,000	3,725

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			5,000	5,014

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			40,000	54,659

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			10,000	10,400

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			200,000	205,458

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			50,000	51,750

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			300,000	330,955

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			192,000	203,534

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17			20,000	20,590

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			10,000	10,163

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			10,000	10,850

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			128,000	128,553

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			80,000	87,575

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			30,000	31,419

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			5,000	5,056

				7,621,955
Health care (1.3%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			80,000	82,047

AbbVie, Inc. sr. unsec. notes 1.75%, 11/6/17			116,000	116,381

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			35,000	36,138

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			15,000	14,850

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			53,000	57,951

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			26,000	27,296

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37			38,000	52,657

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			15,000	14,325

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			125,000	132,337

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			130,000	130,754

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			36,000	50,255

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 9/15/17 (United Kingdom)			130,000	135,664

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			15,000	16,275

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			20,000	21,200

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			20,000	20,650

CHS/Community Health Systems, Inc. company guaranty sr. notes 5.125%, 8/1/21			3,000	2,978

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			18,000	15,480

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			80,000	87,745

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			15,000	9,600

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			23,000	20,298

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			33,000	34,898

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			10,000	8,875

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			15,000	15,338

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			15,000	15,938

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			52,000	57,720

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			25,000	26,375

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			10,000	10,325

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			4,000	4,590

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			5,000	5,163

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			15,000	15,600

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			10,000	10,825

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			10,000	9,475

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			5,000	5,256

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			10,000	10,325

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			75,000	75,750

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			45,000	47,304

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			14,000	14,560

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			33,000	34,980

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			10,000	10,070

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			10,000	10,400

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21			7,000	7,044

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			9,000	8,955

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			15,000	15,077

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			24,000	25,680

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			3,000	3,045

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			20,000	21,150

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			39,000	39,180

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			58,000	61,643

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			90,000	95,455

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			90,000	93,104

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			3,000	2,813

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			15,000	12,919

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			15,000	12,938

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			5,000	4,275

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			20,000	18,500

				1,890,426
Technology (1.0%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			40,000	43,282

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			5,000	5,108

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			80,000	88,272

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			27,000	27,514

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			10,000	2,200

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			34,000	25,075

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15%, 3/14/17			135,000	136,347

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			10,000	10,663

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			66,000	72,590

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			17,000	20,355

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			74,000	79,288

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			5,000	5,312

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			130,000	130,155

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			17,000	17,608

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			30,000	34,211

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			15,000	15,863

First Data Corp. 144A notes 5.75%, 1/15/24			15,000	15,413

First Data Corp. 144A sr. notes 5.375%, 8/15/23			15,000	15,450

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			140,000	139,848

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			25,000	24,250

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			25,000	25,313

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			3,000	3,150

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			130,000	130,406

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			14,000	14,945

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			5,000	5,275

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			11,000	11,976

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			25,000	25,500

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			5,000	5,554

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			25,000	31,679

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			85,000	91,702

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			35,000	43,022

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			10,000	10,002

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			80,000	81,918

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			20,000	20,600

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			15,000	16,256

				1,426,102
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			40,000	38,700

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			35,000	44,393

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			35,000	45,459

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			70,000	74,445

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			31,999	36,119

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			15,000	15,475

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			42,405	44,525

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			11,322	12,030

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			39,000	39,390

				350,536
Utilities and power (1.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			35,000	36,050

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			7,000	7,070

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			27,000	30,983

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			50,000	56,443

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			15,000	17,250

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			39,000	51,801

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			10,000	11,012

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			35,000	34,563

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			4,000	4,190

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			3,000	3,169

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			10,000	10,897

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			28,000	36,769

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			83,000	93,033

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			45,000	49,219

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16			2,000	2,003

Duke Energy Corp. sr. unsec. unsub. notes 2.15%, 11/15/16			95,000	95,115

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			35,000	35,875

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)			101,000	99,106

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			60,000	66,495

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			20,000	20,728

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)			15,869	19,518

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			13,000	14,268

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			20,000	20,750

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			10,000	10,444

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			30,000	31,790

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			25,000	27,104

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			49,000	51,961

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			18,000	13,410

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/1/20			14,000	14,508

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			4,000	4,160

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			35,000	36,878

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			12,000	12,030

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			80,000	82,591

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			25,000	24,921

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			17,000	20,554

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			50,000	70,013

Nevada Power Co. mtge. notes 7.125%, 3/15/19			40,000	45,541

NiSource Finance Corp. company guaranty sr. unsec. notes 6.125%, 3/1/22			25,000	29,830

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			27,000	28,215

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			20,000	19,600

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			10,000	10,175

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			75,000	76,570

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			25,000	27,639

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			75,000	78,352

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			40,000	53,340

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16			76,000	76,077

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			60,000	65,766

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			25,000	32,628

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			103,000	88,580

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			10,000	10,554

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			14,000	15,437

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			13,000	13,421

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			9,000	9,061

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			20,000	20,150

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11.50%, 10/1/20 (In default)(NON)			13,000	3,965

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			25,000	25,906

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			30,000	23,865

Union Electric Co. sr. notes 6.40%, 6/15/17			50,000	51,797

				2,023,140

Total corporate bonds and notes (cost $25,706,542)				$27,089,479

MORTGAGE-BACKED SECURITIES (2.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.683%, 4/15/37			$15,263	$25,757
IFB Ser. 3072, Class SM, 21.874%, 11/15/35			19,907	31,541
IFB Ser. 3249, Class PS, 20.545%, 12/15/36			16,320	25,363
IFB Ser. 3065, Class DC, 18.287%, 3/15/35			41,024	62,110
IFB Ser. 2990, Class LB, 15.606%, 6/15/34			27,650	35,767

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 22.641%, 3/25/36			27,789	47,853
IFB Ser. 07-53, Class SP, 22.274%, 6/25/37			24,423	38,893
IFB Ser. 05-75, Class GS, 18.674%, 8/25/35			11,192	15,902
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1.875%, 1/25/29			39,561	39,717
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.725%, 7/25/24			13,226	13,255
Ser. 06-46, Class OC, PO, zero %, 6/25/36			7,739	6,779

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			105,015	18,523
Ser. 13-14, IO, 3.50%, 12/20/42			419,987	46,593
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			478,816	30,448
Ser. 16-H16, Class EI, IO, 2.166%, 6/20/66			203,471	26,960
Ser. 15-H26, Class DI, IO, 1.981%, 10/20/65			322,840	42,034

				507,495
Commercial mortgage-backed securities (1.2%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.483%, 1/15/49			724,477	1,824

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497%, 2/10/51			1,739,947	4,894

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.555%, 11/10/41			54,609	692
FRB Ser. 04-4, Class XC, IO, 0.044%, 7/10/42			27,351	13

Bear Stearns Commercial Mortgage Securities Trust
Ser. 06-PW13, Class AJ, 5.611%, 9/11/41			6,729	6,725
FRB Ser. 04-PR3I, Class X1, IO, 0.328%, 2/11/41			37,093	197

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.791%, 12/11/38			711,363	9,774

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.669%, 7/15/29			18,373	483

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.588%, 12/11/49			648,890	506

Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46			37,000	40,416

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.731%, 10/15/49			2,116,429	910

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.801%, 12/10/44			44,000	49,078
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			81,000	81,502
Ser. 13-CR11, Class AM, 4.715%, 10/10/46			20,000	22,505
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			72,000	70,190
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			85,000	95,108
FRB Ser. 14-CR18, Class XA, IO, 1.426%, 7/15/47			276,164	16,945
FRB Ser. 14-CR16, Class XA, IO, 1.391%, 4/10/47			385,663	22,355
FRB Ser. 14-CR17, Class XA, IO, 1.331%, 5/10/47			741,624	43,804
FRB Ser. 14-UBS6, Class XA, IO, 1.207%, 12/10/47			1,000,315	58,557
FRB Ser. 14-LC17, Class XA, IO, 1.145%, 10/10/47			1,054,590	48,757

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.69%, 12/10/46			2,040,655	939

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.213%, 1/15/49			4,993,178	449

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.20%, 3/15/33			17,692	—

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087%, 8/10/42			31,090	31,095

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.109%, 7/10/45			317,916	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.487%, 3/10/44			14,980	14,740

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.387%, 12/10/49			6,385,901	10,567

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.784%, 5/10/43			303,007	662

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			62,000	62,161

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.823%, 11/10/39			2,304,975	2,305
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			43,705	—

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.116%, 4/17/45			107,000	53,500
FRB Ser. 05-LDP5, Class F, 5.735%, 12/15/44			79,000	79,000
Ser. 06-LDP8, Class B, 5.52s, 5/15/45			32,000	32,316
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45			21,067	21,067
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			21,109	21,266
FRB Ser. 06-LDP8, Class X, IO, 0.676%, 5/15/45			191,738	2
FRB Ser. 07-LDPX, Class X, IO, 0.443%, 1/15/49			2,343,859	9,801

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.477%, 9/12/37			234,159	886

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			9,058	9,208
Ser. 98-C4, Class H, 5.60%, 10/15/35			11,725	11,814

LB-UBS Commercial Mortgage Trust Ser. 06-C1, Class AJ, 5.276%, 2/15/41			53,973	53,620

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.79%, 9/15/39			1,364,167	13,986
FRB Ser. 05-C5, Class XCL, IO, 0.496%, 9/15/40			522,354	4,630
FRB Ser. 05-C7, Class XCL, IO, 0.466%, 11/15/40			127,005	1,016
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			31,753	2

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.574%, 8/12/39			67,418	36
FRB Ser. 05-MCP1, Class XC, IO, 0.019%, 6/12/43			111,246	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			3,925	45
FRB Ser. 06-C4, Class X, IO, 5.716%, 7/15/45			78,030	1,194

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 5.948%, 6/12/46			1,280	1,279

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.416%, 8/15/47			295,709	17,808
FRB Ser. 13-C12, Class XA, IO, 1.099%, 10/15/46			652,700	23,986

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.189%, 11/15/45			822,710	52,983

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.818%, 6/11/42			25,000	24,500
Ser. 07-IQ14, Class A2, 5.61%, 4/15/49			19,676	19,659
FRB Ser. 06-HQ8, Class AJ, 5.591%, 3/12/44			10,472	10,472
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			33,000	32,700

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.324%, 7/15/49			34,000	35,819
FRB Ser. 11-C3, Class E, 5.324%, 7/15/49			41,000	42,415

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123%, 8/10/49			50,000	53,860
FRB Ser. 12-C4, Class XA, IO, 1.92%, 12/10/45			231,384	17,744

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44			21,000	20,935
FRB Ser. 07-C34, IO, 0.449%, 5/15/46			1,218,441	2,437

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.084%, 6/15/45			521,757	104
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			35,795	4

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.432%, 7/15/46			19,000	20,931
FRB Ser. 13-LC12, Class C, 4.432%, 7/15/46			24,000	25,212

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			46,000	48,378
Ser. 13-C12, Class AS, 3.56%, 3/15/48			33,000	35,123

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44			32,000	33,341
FRB Ser. 13-C17, Class D, 5.295%, 12/15/46			38,000	36,887
Ser. 11-C4, Class E, 5.265s, 6/15/44			50,000	50,860
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46			53,000	48,460
Ser. 14-C19, Class D, 4.234%, 3/15/47			15,000	12,246
FRB Ser. 12-C9, Class XA, IO, 2.282%, 11/15/45			366,979	31,219
FRB Ser. 12-C10, Class XA, IO, 1.862%, 12/15/45			575,677	42,353
FRB Ser. 13-C12, Class XA, IO, 1.528%, 3/15/48			389,984	23,036

				1,776,294
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3, 1.559%, 1/26/46			100,000	74,748

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.447%, 6/25/46			182,873	145,759
FRB Ser. 05-27, Class 1A1, 1.424%, 8/25/35			55,571	41,106
FRB Ser. 06-OC2, Class 2A3, 0.815%, 2/25/36			28,433	20,614
FRB Ser. 06-OA10, Class 4A1, 0.715%, 8/25/46			195,111	141,407

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.425%, 10/25/28			20,000	21,861
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.225%, 4/25/28			80,000	86,499
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.075%, 4/25/28			10,000	10,781
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 5.825%, 10/25/28			20,000	21,545
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.525%, 7/25/25			18,500	19,671
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 4.975%, 1/25/29			30,000	31,043

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.485%, 7/25/45			76,400	70,785
FRB Ser. 05-AR13, Class A1C3, 1.015%, 10/25/45			55,127	47,505

				733,324

Total mortgage-backed securities (cost $2,921,253)				$3,017,113

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	805	$242,175

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			$200,000	231,000

Total foreign government and agency bonds and notes (cost $623,662)				$473,175

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			$19,704	$14,452

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			88,777	96,878

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			48,875	48,188

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			4,798	4,804

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21			19,389	19,077

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			9,948	9,207

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			24,228	22,342

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			20,000	20,043

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			101,971	29,587

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			1,047	304

Total senior loans (cost $329,352)				$264,882

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%, 2/25/17 (acquired 02/04/16, cost $159,000)(RES)			$159,000	$159,000

Total asset-backed securities (cost $159,000)				$159,000

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16(R)			$10,000	$10,075

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			11,000	17,552

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			9,000	8,516

Total convertible bonds and notes (cost $27,216)				$36,143

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	244	$559

Seventy Seven Energy, Inc.	8/1/21	23.82	43	101

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	3,500	17,505

Total warrants (cost $14,878)				$18,165

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			575	$17,708

Total convertible preferred stocks (cost $10,501)				$17,708

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	$17,279

Total preferred stocks (cost $17,000)				$17,279

SHORT-TERM INVESTMENTS (27.0%)(a)
			Principal amount/shares	Value

Federal National Mortgage Association 0.210%, 10/26/16			$3,500,000	$3,499,576

Federal Home Loan Banks unsec. discount notes 0.265%, 10/7/16			2,000,000	1,999,958

Federal Home Loan Banks unsec. discount notes 0.250%, 10/4/16			3,500,000	3,499,983

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)		Shares	1,557,292	1,557,292

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	27,828,239	27,828,239

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)		Shares	140,000	140,000

U.S. Treasury Bills 0.294%, 11/25/16(SEG)(SEGCCS)			$770,000	769,801

U.S. Treasury Bills 0.273%, 11/17/16(SEG)			122,000	121,972

U.S. Treasury Bills 0.271%, 11/3/16(SEG)(SEGCCS)			229,000	228,960

Total short-term investments (cost $39,645,420)				$39,645,781

TOTAL INVESTMENTS

Total investments (cost $170,124,221)(b)				$179,012,811

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $31,204,680) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$196,330	$189,385	$6,945
	British Pound	Buy	12/21/16	253,547	261,627	(8,080)
	Canadian Dollar	Buy	10/19/16	60,909	61,755	(846)
	Canadian Dollar	Sell	10/19/16	60,909	61,006	97
	Euro	Sell	12/21/16	2,230,916	2,213,299	(17,617)
	Hong Kong Dollar	Sell	11/16/16	146,536	146,550	14
	Japanese Yen	Buy	11/16/16	122,234	122,956	(722)
	Mexican Peso	Buy	10/19/16	143,274	149,003	(5,729)
	Mexican Peso	Sell	10/19/16	143,274	148,019	4,745
	New Zealand Dollar	Buy	10/19/16	297,411	293,869	3,542
	New Zealand Dollar	Sell	10/19/16	297,411	294,556	(2,855)
	Norwegian Krone	Sell	12/21/16	111,386	108,653	(2,733)
	Swedish Krona	Sell	12/21/16	168,792	169,769	977
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	70,927	68,365	2,562
	British Pound	Sell	12/21/16	119,568	122,283	2,715
	Canadian Dollar	Buy	10/19/16	258,655	262,237	(3,582)
	Canadian Dollar	Sell	10/19/16	258,655	260,196	1,541
	Euro	Buy	12/21/16	766,412	760,574	5,838
	Hong Kong Dollar	Buy	11/16/16	181,438	181,491	(53)
	Japanese Yen	Buy	11/16/16	239,424	240,331	(907)
	New Zealand Dollar	Buy	10/19/16	82,303	80,522	1,781
	New Zealand Dollar	Sell	10/19/16	82,303	82,285	(18)
	Swedish Krona	Sell	12/21/16	54,723	54,710	(13)
	Swiss Franc	Sell	12/21/16	64,950	64,107	(843)
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	210,867	204,714	6,153
	British Pound	Buy	12/21/16	1,907,899	1,950,793	(42,894)
	Canadian Dollar	Sell	10/19/16	113,967	121,635	7,668
	Danish Krone	Sell	12/21/16	157,956	156,821	(1,135)
	Euro	Sell	12/21/16	1,708,137	1,694,714	(13,423)
	New Zealand Dollar	Buy	10/19/16	258,988	253,357	5,631
	South African Rand	Buy	10/19/16	156,152	142,715	13,437
	South African Rand	Sell	10/19/16	156,152	151,070	(5,082)
	Swedish Krona	Sell	12/21/16	148,534	148,396	(138)
Credit Suisse International
	Australian Dollar	Buy	10/19/16	452,263	440,374	11,889
	Australian Dollar	Sell	10/19/16	452,263	452,073	(190)
	British Pound	Sell	12/21/16	730,392	747,254	16,862
	Canadian Dollar	Buy	10/19/16	236,548	236,948	(400)
	Canadian Dollar	Sell	10/19/16	236,548	239,786	3,238
	Hong Kong Dollar	Sell	11/16/16	146,071	146,096	25
	Japanese Yen	Sell	11/16/16	12,354	12,266	(88)
	New Zealand Dollar	Buy	10/19/16	81,939	79,891	2,048
	Norwegian Krone	Buy	12/21/16	16,515	15,781	734
	Swedish Krona	Buy	12/21/16	36,900	37,926	(1,026)
	Swiss Franc	Buy	12/21/16	440,484	434,791	5,693
Deutsche Bank AG
	Australian Dollar	Buy	10/4/16	231,289	228,425	2,864
	Australian Dollar	Sell	10/4/16	231,289	228,328	(2,961)
	Japanese Yen	Buy	10/4/16	147,201	149,351	(2,150)
	Japanese Yen	Sell	10/4/16	147,201	147,986	785
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	35,654	35,523	131
	British Pound	Sell	12/21/16	127,488	130,389	2,901
	Canadian Dollar	Buy	10/19/16	295,094	296,561	(1,467)
	Canadian Dollar	Sell	10/19/16	295,094	296,264	1,170
	Euro	Buy	12/21/16	296,847	295,169	1,678
	Indian Rupee	Buy	11/16/16	144,927	144,865	62
	Indonesian Rupiah	Buy	11/16/16	149,650	148,305	1,345
	Japanese Yen	Sell	11/16/16	147,791	146,111	(1,680)
	Mexican Peso	Buy	10/19/16	144,278	151,803	(7,525)
	Mexican Peso	Sell	10/19/16	144,278	148,394	4,116
	New Zealand Dollar	Buy	10/19/16	452,556	443,146	9,410
	New Zealand Dollar	Sell	10/19/16	450,737	443,564	(7,173)
	Russian Ruble	Buy	12/21/16	146,557	140,428	6,129
	South African Rand	Buy	10/19/16	160,520	146,205	14,315
	South African Rand	Sell	10/19/16	160,520	151,672	(8,848)
	Swedish Krona	Sell	12/21/16	428,831	428,516	(315)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	3,672	3,202	470
	British Pound	Sell	12/21/16	1,473,766	1,506,750	32,984
	Canadian Dollar	Buy	10/19/16	425,909	430,725	(4,816)
	Canadian Dollar	Sell	10/19/16	425,909	428,080	2,171
	Hong Kong Dollar	Sell	11/16/16	146,355	146,380	25
	New Zealand Dollar	Buy	10/19/16	148,305	148,273	32
	New Zealand Dollar	Sell	10/19/16	148,305	146,713	(1,592)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	282,330	276,027	6,303
	British Pound	Sell	12/21/16	350,136	358,234	8,098
	Canadian Dollar	Buy	10/19/16	167,481	168,833	(1,352)
	Euro	Buy	12/21/16	522,441	519,731	2,710
	Hong Kong Dollar	Sell	11/16/16	149,257	149,288	31
	Indian Rupee	Buy	11/16/16	148,326	147,072	1,254
	Indonesian Rupiah	Buy	11/16/16	146,303	142,907	3,396
	Indonesian Rupiah	Sell	11/16/16	145,695	147,418	1,723
	Japanese Yen	Sell	11/16/16	136,745	135,794	(951)
	New Zealand Dollar	Buy	10/19/16	119,779	114,481	5,298
	Norwegian Krone	Sell	12/21/16	36,207	36,083	(124)
	Russian Ruble	Buy	12/21/16	146,997	140,771	6,226
	Singapore Dollar	Buy	11/16/16	67,628	67,760	(132)
	Swedish Krona	Sell	12/21/16	572,063	571,570	(493)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	54,171	52,744	1,427
	British Pound	Sell	12/21/16	122,035	124,857	2,822
	Canadian Dollar	Buy	10/19/16	479,652	480,761	(1,109)
	Canadian Dollar	Sell	10/19/16	479,652	486,318	6,666
	Euro	Buy	12/21/16	108,232	107,483	749
	Japanese Yen	Buy	11/16/16	10,271	9,651	620
	New Zealand Dollar	Buy	10/19/16	179,961	180,682	(721)
	Swedish Krona	Sell	12/21/16	808	807	(1)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	205,587	201,273	4,314
	Canadian Dollar	Buy	10/19/16	149,339	151,365	(2,026)
	Canadian Dollar	Sell	10/19/16	149,339	148,201	(1,138)
	Japanese Yen	Sell	11/16/16	145,333	144,345	(988)
UBS AG
	Australian Dollar	Buy	10/19/16	30,298	20,469	9,829
	British Pound	Buy	12/21/16	298,855	306,166	(7,311)
	Canadian Dollar	Buy	10/19/16	147,280	149,971	(2,691)
	Canadian Dollar	Sell	10/19/16	147,280	148,429	1,149
	Euro	Buy	12/21/16	3,745,026	3,732,874	12,152
	Japanese Yen	Sell	11/16/16	4,211	4,208	(3)
	New Zealand Dollar	Buy	10/19/16	154,709	151,350	3,359
	New Zealand Dollar	Sell	10/19/16	154,709	154,321	(388)
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	229,537	224,308	5,229
	Canadian Dollar	Buy	10/19/16	35,753	35,809	(56)
	Canadian Dollar	Sell	10/19/16	35,750	36,242	492

Total						$102,185

FUTURES CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	8	$682,680	Dec-16	$(7,216)
Russell 2000 Index Mini (Long)	62	7,739,460	Dec-16	236,344
Russell 2000 Index Mini (Short)	17	2,122,110	Dec-16	(64,821)
S&P 500 Index E-Mini (Long)	44	4,752,880	Dec-16	97,610
S&P Mid Cap 400 Index E-Mini (Long)	12	1,859,520	Dec-16	30,485
U.S. Treasury Bond 30 yr (Long)	6	1,008,938	Dec-16	(11,074)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,574,250	Dec-16	(45,418)
U.S. Treasury Note 2 yr (Long)	36	7,864,875	Dec-16	6,772
U.S. Treasury Note 2 yr (Short)	26	5,680,188	Dec-16	(7,364)
U.S. Treasury Note 5 yr (Long)	58	7,047,906	Dec-16	21,971
U.S. Treasury Note 10 yr (Long)	16	2,098,000	Dec-16	4,468
U.S. Treasury Note 10 yr (Short)	55	7,211,875	Dec-16	(15,580)

Total				$246,177

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/16 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$16,607

Total			$16,607

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $14,954,609) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6.00%, 10/1/46	$2,000,000	10/13/16	$2,293,750
Federal National Mortgage Association, 4.50%, 10/1/46	1,000,000	10/13/16	1,095,156
Federal National Mortgage Association, 4.00%, 10/1/46	4,000,000	10/13/16	4,295,625
Federal National Mortgage Association, 3.00%, 11/1/46	2,000,000	11/14/16	2,074,531
Federal National Mortgage Association, 3.00%, 10/1/46	5,000,000	10/31/16	5,197,656

Total			$14,956,718

WHEN-ISSUED SECURITIES SOLD at 9/30/16 (Unaudited)
COMMON STOCKS (—%)(a)	Shares	Value

Consumer cyclicals (—%)
LSC Communications, Inc.(NON)###	532	$19,897

		19,897
Technology (—%)
Donnelley Financial Solutions, Inc.(NON)###	532	15,428

		15,428

Total when-issued securities sold (proceeds receivable $31,478)		$35,325

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,581,000	(E)	$4,611	12/21/21	3 month USD-LIBOR-BBA	1.25%	$9,608
	1,709,800	(E)	(2,917)	12/21/21	1.25%	3 month USD-LIBOR-BBA	(6,227)
	5,931,800	(E)	(8,842)	12/21/18	1.015%	3 month USD-LIBOR-BBA	(5,128)
	2,480,300	(E)	3,519	12/21/18	3 month USD-LIBOR-BBA	1.015%	1,966
	1,172,100	(E)	(3,099)	12/21/26	3 month USD-LIBOR-BBA	1.60%	9,382
	1,628,000	(E)	4,634	12/21/26	1.60%	3 month USD-LIBOR-BBA	(12,702)
	103,200	(E)	(105)	12/21/46	3 month USD-LIBOR-BBA	1.90%	2,282
	158,000	(E)	121	12/21/46	1.90%	3 month USD-LIBOR-BBA	(3,533)
	876,000		(12)	9/22/26	3 month USD-LIBOR-BBA	1.5365%	6,258

	Total		$(2,090)	$1,906
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$11,702	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(84)
	132,574	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(970)
	30,055	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3)
	107,391	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(785)
	44,022	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	209
	19,049	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(144)
	43,967	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(80)
	80,388	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	200
	213,893	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	566
	33,658	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10)
Citibank, N.A.
	7,769	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21
baskets	46	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	78,988
units	992	—	11/23/16	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	43,714
Credit Suisse International
	$208,027	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	593
	166,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,219)
	52,326	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(470)
	189,599	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,387
Goldman Sachs International
	28,890	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(207)
	28,890	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(207)
	7,526	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55)
	134,575	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(816)
	267,175	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,954)

Total		$—	$118,674

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$(84)
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	(232)
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	(413)
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	(517)
	Credit Suisse International
	CMBX NA A Index	A/P	2,098	57,000	1/17/47	200 bp	(790)
	CMBX NA BB Index	—	(1,818)	103,000	5/11/63	(500 bp)	16,224
	CMBX NA BBB- Index	BBB-/P	2,301	47,000	5/11/63	300 bp	(1,896)
	CMBX NA BBB- Index	BBB-/P	9,272	189,000	5/11/63	300 bp	(7,606)
	CMBX NA BBB- Index	BBB-/P	1,839	28,000	1/17/47	300 bp	(485)
	CMBX NA BBB- Index	BBB-/P	19,514	264,000	1/17/47	300 bp	(2,398)
	Goldman Sachs International
	CMBX NA BB Index	—	(3,376)	33,000	5/11/63	(500 bp)	2,405
	CMBX NA BB Index	—	(303)	2,000	1/17/47	(500 bp)	34
	CMBX NA BBB- Index	BBB-/P	261	5,000	5/11/63	300 bp	(186)
	CMBX NA BBB- Index	BBB-/P	248	5,000	5/11/63	300 bp	(198)
	CMBX NA BBB- Index	BBB-/P	244	5,000	5/11/63	300 bp	(203)
	CMBX NA BBB- Index	BBB-/P	919	19,000	5/11/63	300 bp	(777)
	CMBX NA BBB- Index	BBB-/P	4,033	43,000	5/11/63	300 bp	193
	CMBX NA BBB- Index	BBB-/P	1,619	19,000	1/17/47	300 bp	38
	CMBX NA BBB- Index	BBB-/P	1,700	23,000	1/17/47	300 bp	(209)
	CMBX NA BBB- Index	BBB-/P	2,867	33,000	1/17/47	300 bp	123
	CMBX NA BBB- Index	BBB-/P	4,647	59,000	1/17/47	300 bp	(250)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	1,494	27,000	5/11/63	300 bp	(918)
	CMBX NA BBB- Index	BBB-/P	14,091	167,000	5/11/63	300 bp	(822)
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(221)
	CMBX NA BBB- Index	BBB-/P	633	12,000	1/17/47	300 bp	(363)
	CMBX NA BBB- Index	BBB-/P	2,909	22,000	1/17/47	300 bp	1,083
	CMBX NA BBB- Index	BBB-/P	3,264	27,000	1/17/47	300 bp	1,023

	Total		$71,492	$2,555

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. " Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(39,352)	$1,136,000	12/20/21	500 bp	$11,015
	NA IG Series 27 Index	BBB+/P	(24,754)	2,350,000	12/20/21	100 bp	4,618

	Total		$(64,106)	$15,633

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $146,832,100.
(b)	The aggregate identified cost on a tax basis is $171,149,344, resulting in gross unrealized appreciation and depreciation of $11,153,204 and $3,289,737, respectively, or net unrealized appreciation of $7,863,467.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $172,838, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$1,791,136	$16,445,195	$16,679,039	$6,598	$1,557,292
	Putnam Money Market Liquidity Fund**	$—	$4,631,792	$4,631,792	$436	$—
	Putnam Short Term Investment Fund**	28,136,598	14,962,828	15,271,187	97,646	27,828,239
	Totals	$29,927,734	$36,039,815	$36,582,018	$104,680	$29,385,531
* No management fees are charges to Putnam Cash Collateral Pool, LLC
** Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,557,292, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,533,778.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
###	When-issued security.
At the close of the reporting period, the fund maintained liquid assets totaling $42,738,696 to cover certain derivative contracts, securities sold short and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $51,494 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,875,610	$328,943	$—
Capital goods	4,665,897	137,024	—
Communication services	2,369,761	421,727	271
Conglomerates	227,953	20,458	—
Consumer cyclicals	11,377,183	838,636	—
Consumer staples	6,415,630	482,767	13,838
Energy	4,554,004	59,868	9,488
Financials	12,819,752	1,398,391	—
Health care	9,793,685	265,524	—
Technology	13,352,264	434,086	—
Transportation	1,450,656	312,632	—
Utilities and power	2,728,931	257,919	—
Total common stocks	71,631,326	4,957,975	23,597
Asset-backed securities	—	159,000	—
Convertible bonds and notes	—	36,143	—
Convertible preferred stocks	—	17,708	—
Corporate bonds and notes	—	27,089,475	4
Foreign government and agency bonds and notes	—	473,175	—
Mortgage-backed securities	—	2,990,153	26,960
Preferred stocks	17,279	—	—
Senior loans	—	264,882	—
U.S. government and agency mortgage obligations	—	31,643,023	—
U.S. treasury obligations	—	18,165	—
Warrants	559	17,505	101
Short-term investments	27,968,239	11,677,542	—

Totals by level	$99,617,403	$79,344,746	$50,662

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$102,185	$—
Futures contracts	246,177	—	—
Written swap options outstanding	—	(16,607)	—
When-issued securities sold	(35,325)	—	—
TBA sale commitments	—	(14,956,718)	—
Interest rate swap contracts	—	3,996	—
Total return swap contracts	—	118,674	—
Credit default contracts	—	10,802	—

Totals by level	$210,852	$(14,737,668)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of September 30, 2016
Common stocks*:
Communication services	$—	$—	$—	$(46,647)	$46,918	$—	$—	$—	$271
Consumer staples	13,387	—	—	451	—	—	—	—	13,838
Energy	50	—	—	8,330	9,230	(8,122)	—	—	9,488
Financials	27,569	—	—	(8,454)	—	(19,115)	—	—	—
Total common stocks	$41,006	$—	$—	$(46,320)	$56,148	$(27,237)	$—	$—	$23,597
Asset-backed securities	$2,958,000	—	—	—	—	(2,958,000)	—	—	$—
Corporate bonds and notes	$1	—	—	—	3	—	—	—	$4
Mortgage-backed securities	$75,116	(3,986)	(835)	5,974	27,185	(34,263)	—	(42,231)	$26,960
Warrants	$—	—	—	(71)	172	—	—	—	$101
Totals	$3,074,123	$(3,986)	$(835)	$(40,417)	$83,508	$(3,019,500)	$—	$(42,231)	$50,662

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes ($45,856) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$103,899	$93,097
Foreign exchange contracts	268,570	166,385
Equity contracts	505,306	72,037
Interest rate contracts	66,036	128,900

Total	$943,811	$460,419

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$45,200,000
Centrally cleared interest rate swap contracts (notional)		$17,900,000
OTC total return swap contracts (notional)		$16,400,000
OTC credit default contracts (notional)		$1,000,000
Centrally cleared credit default contracts (notional)		$4,600,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$-	$-	$10,766	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$10,766
	OTC Total return swap contracts*#	—	975	—	122,723	1,980	—	—	—	—	—	—	—	—	—	—	125,678
	OTC Credit default contracts*#	—	—	—	—	18,042	—	6,118	—	—	—	—	—	—	—	—	24,160
	Centrally cleared credit default contracts§	—	—	10,630	—	—	—	—	—	—	—	—	—	—	—	—	10,630
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	116,431	—	—	—	—	116,431
	Forward currency contracts#	16,320	14,437	—	32,889	40,489	3,649	41,257	35,682	35,039	—	—	12,284	4,314	26,489	5,721	268,570

	Total Assets	$16,320	$15,412	$21,396	$155,612	$60,511	$3,649	$47,375	$35,682	$35,039	$—	$116,431	$12,284	$4,314	$26,489	$5,721	$556,235

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	12,159	—	—	—		—	—	—	—	—	—	—	—	12,159
	OTC Total return swap contracts*#	—	2,076	—	—	1,689	—	3,239	—	—	—	—	—	—	—	—	7,004
	OTC Credit default contracts*#	3,839	—	—	—	48,199	—	18,007	—	—	23,052	—	—	—	—	—	93,097
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	62,050	—	—	—	—	62,050
	Forward currency contracts#	38,582	5,416	—	62,672	1,704	5,111	27,008	6,408	3,052	—	—	1,831	4,152	10,393	56	166,385
	Written swap options#	—	—	—	—	—	—	—	—	16,607	—	—	—	—	—	—	16,607

	Total Liabilities	$42,421	$7,492	$12,159	$62,672	$51,592	$5,111	$48,254	$6,408	$19,659	$23,052	$62,050	$1,831	$4,152	$10,393	$56	$357,302

	Total Financial and Derivative Net Assets	$(26,101)	$7,920	$9,237	$92,940	$8,919	$(1,462)	$(879)	$29,274	$15,380	$(23,052)	$54,381	$10,453	$162	$16,096	$5,665	$198,933
	Total collateral received (pledged)##†	$—	$—	$—	$92,940	$—	$—	$—	$18,165	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(26,101)	$7,920	$9,237	$—	$8,919	$(1,462)	$(879)	$11,109	$15,380	$(23,052)	$54,381	$10,453	$162	$16,096	$5,665

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016